Intangible assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	Intangible assets
The movements in intangible assets for the years ended December 31, 2023 and 2022 have been as follows:

(in €‘000)	Software and licenses	Internally developed software	Customer relationships	Goodwill	Total
Cost	5,206	12,811	—	—	18,017
Accumulated amortization and impairment	(1,071)	(8,613)	—	—	(9,684)
Carrying amount at January 1, 2022	4,135	4,198	—	—	8,333
Movements in 2022
Acquisition of subsidiary (MOMA)	2,120	—	6,560	10,724	19,404
Additions	—	1,322	—	—	1,322
Amortization	(1,252)	(2,208)	(231)	—	(3,691)
Reclassifications	(720)	—	—	—	(720)
Carrying amount at December 31, 2022	4,283	3,312	6,329	10,724	24,648
Cost	6,606	14,133	6,560	10,724	38,023
Accumulated amortization and impairment	(2,323)	(10,821)	(231)	—	(13,375)
Carrying amount at December 31, 2022	4,283	3,312	6,329	10,724	24,648
Movements in 2023
Amortization	(1,395)	(1,845)	(395)	—	(3,635)
Carrying amount at December 31, 2023	2,888	1,467	5,934	10,724	21,013
Cost	6,606	14,133	6,560	10,724	38,023
Accumulated amortization and impairment	(3,718)	(12,666)	(626)	—	(17,010)
Carrying amount at December 31, 2023	2,888	1,467	5,934	10,724	21,013
Internally developed software
Internally developed software comprises the Group’s internally developed EV Cloud platform. As at December 31, 2023, the remaining amortization period was one to three years (December 31, 2022: one to three years, December 31, 2021: one to three years).
Goodwill
Goodwill originated from the acquisition of MOMA as described in Note 4.
Impairment test for goodwill
For annual impairment testing, the Group allocated goodwill to groups of Cash-Generating Units ("CGUs"). The group of CGUs is the lowest level within the Group at which goodwill is monitored for internal management purposes. Goodwill is allocated and monitored by management at the level of the operating segment, which is the Company as a whole.
The Group tests whether goodwill has suffered any impairment on an annual basis or more frequently if indicators of potential impairment exist. The fair value of the business as of December 31, 2023, which is based on the market capitalization of the business, was compared to the carrying value of the Group as a whole (i.e., the group of CGUs making up the operating segment) and indicated sufficient headroom of approximately €400,000 thousand at this level (December 31, 2022: €700,000 thousand). As a result, it was concluded that there is no goodwill impairment as of December 31, 2023.